Salient features	6 Months Ended
Dec. 31, 2018
Salient features
Salient features

Salient features

for the period ended

		Half year	Half year	Full year
		31 Dec 18	31 Dec 17	30 Jun 18
Selected ratios
Earnings before interest and tax margin	%	20,2	13,4	9,8
Finance costs cover	times	8,5	7,0	4,1
Net borrowings to shareholders’ equity (gearing)%		48,9	38,0	42,4
Net debt to EBITDA (annualised)	times	2,2	1,7	1,8
Dividend cover¹	times	3,6	3,6	2,8

Share statistics
Total shares in issue	million	630,9	681,4	645,6

Sasol ordinary shares in issue	million	624,6	653,0	623,1
Sasol BEE ordinary shares in issue	million	6,3	2,8	6,4
Sasol preferred ordinary shares in issue	million	–	25,6	16,1

Treasury shares (share repurchase programme)	million	–	8,8	–
Weighted average number of shares	million	616,2	611,5	612,2
Diluted weighted average number of shares	million	620,5	613,8	615,9
Share price (closing)	Rand	425,00	428,18	502,86
Market capitalisation - Sasol ordinary shares	Rm	265 455	279 602	313 323
Market capitalisation - Sasol BEE ordinary shares	Rm	1 302	1 107	1 918
Net asset value per share	Rand	379,70	346,10	359,60
Dividend per share	Rand	5,90	5,00	12,90

- interim	Rand	5,90	5,00	5,00
- final	Rand	–	–	7,90

1   With effect from 23 February 2018, the Board approved a change in the base of the dividend policy from HEPS to CHEPS.

		Half year	Half year	Full year
		31 Dec 18	31 Dec 17	30 Jun 18
Other financial information
Total debt (including bank overdraft)	Rm	131 578	96 119	111 489

- interest-bearing	Rm	130 800	94 952	110 052
- non-interest-bearing	Rm	778	1 167	1 437

Finance expense capitalised1	Rm	3 440	1 634	3 568
Capital commitments (subsidiaries and joint operations)	Rm	58 640	69 813	63 276

- authorised and contracted	Rm	187 515	150 520	179 172
- authorised, not yet contracted	Rm	40 555	46 322	40 687
- less expenditure to date	Rm	(169 430)	(127 029)	(156 583)

Capital commitments (equity accounted investments)	Rm	1 018	717	893

- authorised and contracted	Rm	618	404	536
- authorised, not yet contracted	Rm	620	652	623
- less expenditure to date	Rm	(220)	(339)	(266)

Guarantees (excluding treasury facilities)
- maximum potential exposure	Rm	77 469	75 528	80 260
- related debt recognised on the balance sheet	Rm	74 328	70 676	76 199
Effective tax rate	%	24,1	31,6	35,4
Adjusted effective tax rate2%		29,0	26,4	27,3
Number of employees3	number	31 430	31 000	31 270
Average crude oil price - dated Brent	US$/barrel	71,33	56,74	63,62
Average rand/US$ exchange rate	1US$ = Rand	14,20	13,40	12,85
Closing rand/US$ exchange rate	1US$ = Rand	14,36	12,37	13,73

1Finance expense capitalised increased due to the adoption of the amendment to IAS 23 ‘Borrowing Costs’ on 1 July 2018.

2Effective tax rate adjusted for equity accounted investments, remeasurement items and once-off items.

3The total number of employees includes permanent and non-permanent employees and the group’s share of employees within joint operations, but excludes contractors and equity accounted investments’ employees.

		Reviewed	Review	Audited
		Half year	Half year	Full year
		31 Dec 18	31 Dec 17	30 Jun 18
		Rm	Rm	Rm
Reconciliation of headline earnings
Earnings attributable to owners of Sasol Limited		14 740	6 901	8 729
Effect of remeasurement items for subsidiaries and joint operations¹		(599)	4 244	9 901

Impairment of property, plant and equipment		2	2 715	7 623
Impairment of assets under construction		–	50	1 492
Impairment of other assets		–	15	–
Reversal of impairment²		(957)	(69)	(354)
(Profit)/loss on disposal of non-current assets		(27)	(36)	7
Loss/(profit) on disposal of investment in businesses		–	83	(833)
Scrapping of non-current assets		376	1 453	1 654
Write-off of unsuccessful exploration wells		7	36	312
Realisation of foreign currency translation reserve		–	(3)	–

Tax effects and non-controlling interests		168	(339)	(1 843)
Effect of remeasurement items for equity accounted investments		15	(1)	11

Headline earnings		14 324	10 805	16 798

Headline earnings adjustments by segment
■ Mining		7	(7)	34
■ Exploration and Production International		7	2 835	4 241
■ Energy		122	1 249	971
■ Base Chemicals		(820)	148	4 499
■ Performance Chemicals		85	1	116
■ Group Functions		–	18	40

Remeasurement items		(599)	4 244	9 901

Headline earnings per share	Rand	23,25	17,67	27,44
Diluted headline earnings per share	Rand	23,08	17,60	27,27

1Included in the prior period is the scrapping of our US gas-to-liquids (GTL) project amounting to R1,1 billion (US$83 million) and a partial impairment of our Canadian shale gas assets of R2,8 billion (CAD281 million).

2Includes the impact of the partial reversal of the previous impairment of the Chlor Vinyls cash generating unit as a result of the Sasolburg useful life structural change in the integrated ethylene value chain. The performance of this CGU is highly sensitive to the rand/US dollar exchange rate and US$ product prices. Macroeconomic factors are outside of the control of management and as such we continue to monitor these assets.

The reader is referred to the definitions contained in the 2018 Sasol Limited financial statements.